Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	4.85962%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,197,506.43

Principal:
Principal Collections	$16,108,038.47
Prepayments in Full	$7,546,734.07
Liquidation Proceeds	$221,619.64
Recoveries	$103,071.25
Sub Total	$23,979,463.43
Collections	$25,176,969.86

Purchase Amounts:
Purchase Amounts Related to Principal	$160,652.11
Purchase Amounts Related to Interest	$907.50
Sub Total	$161,559.61

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,338,529.47

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	35
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,338,529.47
Servicing Fee	$319,012.03	$319,012.03	$0.00	$0.00	$25,019,517.44
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,019,517.44
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$25,019,517.44
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$25,019,517.44
Interest - Class A-3 Notes	$320,628.59	$320,628.59	$0.00	$0.00	$24,698,888.85
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$24,097,675.35
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,097,675.35
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$23,899,116.10
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,899,116.10
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$23,761,786.60
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,761,786.60
Regular Principal Payment	$22,041,792.88	$22,041,792.88	$0.00	$0.00	$1,719,993.72
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,719,993.72
Residual Released to Depositor	$0.00	$1,719,993.72	$0.00	$0.00	$0.00
Total		$25,338,529.47

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,041,792.88
Total					$22,041,792.88

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,041,792.88	$42.47	$320,628.59	$0.62	$22,362,421.47	$43.09
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$22,041,792.88	$13.96	$1,257,730.84	$0.80	$23,299,523.72	$14.76

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$85,882,656.70	0.1654644	$63,840,863.82	0.1229980
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$322,002,656.70	0.2039360	$299,960,863.82	0.1899761

Pool Information
Weighted Average APR	3.748%	3.772%
Weighted Average Remaining Term	28.38	27.68
Number of Receivables Outstanding	23,231	22,268
Pool Balance	$382,814,430.17	$358,307,939.47
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$354,586,982.29	$332,177,592.05
Pool Factor	0.2193398	0.2052984

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$26,130,347.42
Targeted Overcollateralization Amount	$58,347,075.65
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$58,347,075.65

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		96	$469,446.41
(Recoveries)		85	$103,071.25
Net Loss for Current Collection Period			$366,375.16
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.1485%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5386%
Second Prior Collection Period			0.7352%
Prior Collection Period			0.0441%
Current Collection Period			1.1864%
Four Month Average (Current and Prior Three Collection Periods)			0.6261%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,525	$13,327,486.59
(Cumulative Recoveries)			$2,371,888.99
Cumulative Net Loss for All Collection Periods			$10,955,597.60
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6277%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,278.21
Average Net Loss for Receivables that have experienced a Realized Loss			$4,338.85

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.99%	293	$7,115,975.99
61-90 Days Delinquent	0.40%	55	$1,431,257.54
91-120 Days Delinquent	0.08%	9	$299,448.60
Over 120 Days Delinquent	0.26%	35	$931,089.58
Total Delinquent Receivables	2.73%	392	$9,777,771.71

Repossession Inventory:
Repossessed in the Current Collection Period		14	$423,826.49
Total Repossessed Inventory		17	$565,746.06

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3351%
Prior Collection Period			0.4089%
Current Collection Period			0.4446%
Three Month Average			0.3962%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7429%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	35

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	85	$2,068,873.27
2 Months Extended	152	$4,016,908.45
3+ Months Extended	22	$577,920.28

Total Receivables Extended	259	$6,663,702.00
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer